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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         P2 Capital Partners, LLC
                 -------------------------------
   Address:      590 Madison Avenue
                 -------------------------------
                 25th Floor
                 -------------------------------
                 New York, New York 10022
                 -------------------------------

Form 13F File Number: 28-13302
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jason Carri
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (212) 508-5500
         -------------------------------

Signature, Place, and Date of Signing:

            s/Jason Carri             New York, New York    May 15, 2009
   -------------------------------    ------------------   --------------
             [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         15
                                        --------------------

Form 13F Information Table Value Total:      $135,526
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------------- --------- -------- -------------------- ----------- ---------- -------------------------
        NAME OF                                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
        ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED   NONE
------------------------- --------------- --------- -------- --------- ---- ----- ----------- ---------- --------- -------- ------
                                                                                   SHARED-
Bally Technologies, Inc.  Common Stock    05874B107    2,376   129,000             DEFINED       NONE      129,000    -       -
                                                                                   SHARED-
CBIZ, Inc.                Common Stock    124805102 $ 16,017 2,298,052   -    -    DEFINED       NONE    2,298,052    -       -
                                                                                   SHARED-
Corinthian Colleges, Inc. Common Stock    218868107 $ 11,170   574,300   -    -    DEFINED       NONE      574,300    -       -
                                                                                   SHARED-
Dynamex Inc.              Common Stock    26784F103 $  2,659   203,315   -    -    DEFINED       NONE      203,315    -       -
                                                                                   SHARED-
EnergySolutions, Inc.     Common Stock    292756202 $  5,806   671,207   -    -    DEFINED       NONE      671,207    -       -
                                                                                   SHARED-
Interline Brands, Inc.    Common Stock    458743101 $ 11,560 1,371,300   -    -    DEFINED       NONE    1,371,300    -       -
                                                                                   SHARED-
inVentiv Health, Inc.     Common Stock    46122E105 $  1,284   157,300   -    -    DEFINED       NONE      157,300    -       -
                                                                                   SHARED-
Kendle International Inc. Common Stock    48880L107 $ 15,339   731,805   -    -    DEFINED       NONE      731,805    -       -
                                                                                   SHARED-
The Middleby Corporation  Common Stock    596278101 $  9,382   289,291   -    -    DEFINED       NONE      289,291    -       -
                                                                                   SHARED-
Pool Corporation          Common Stock    73278L105 $ 22,012 1,642,714   -    -    DEFINED       NONE    1,642,714    -       -
                                                                                   SHARED-
PSS World Medical, Inc.   Common Stock    69366A100 $ 14,325   998,245   -    -    DEFINED       NONE      998,245    -       -
                                                                                   SHARED-
SPSS Inc.                 Common Stock    78462K102 $    284    10,000   -    -    DEFINED       NONE       10,000    -       -
TransDigm Group                                                                    SHARED-
  Incorporated            Common Stock    893641100 $    668    20,327   -    -    DEFINED       NONE       20,327    -       -

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

      COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------------- --------- -------- -------------------- ----------- ---------- -------------------------
        NAME OF                                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
        ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED   NONE
------------------------- --------------- --------- -------- --------- ---- ----- ----------- ---------- --------- -------- ------
                                                                                   SHARED-
UTi Worldwide Inc.        Ordinary Shares G87210103 $ 20,143 1,685,643   -    -    DEFINED       NONE    1,685,643    -       -
                                                                                   SHARED-
VCA Antech, Inc.          Common Stock    918194101 $  2,501   110,900   -    -    DEFINED       NONE      110,900    -       -

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